Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Segment Information - Operations Segments (Table)

	Year Ended December 31, 2021
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$104,545	$34,909	$83,154	$222,608
Cost of sales	(40,153)	(55,293)	(87,837)	(183,283)
Gross profit/(loss)	$64,392	$(20,384)	$(4,683)	$39,325
Administrative expenses	(3,429)	(2,260)	(8,880)	(14,569)
Other operating income	760	–	705	1,465
Other operating expenses	(3)	(1,402)	(3,354)	(4,759)
Allowance for expected credit losses on financial	(73)	–	(318)	(391)
Operating profit/(loss)	$61,647	$(24,046)	$(16,530)	$21,071
Finance income	1,780	957	1,890	4,627
Finance costs	(23,647)	(12,995)	(28,594)	(65,236)
Foreign exchange differences, net	(62)	(336)	3,035	2,637
Loss from mark to market and disposal of financial asset	(9,276)	(4,987)	(9,886)	(24,149)
Profit/(loss) before tax	$$30,442	$(41,407)	$(50,085)	$(61,050)
Income tax expense	-	(1,933)	(3,396)	(5,329)
Profit/(loss) for the year	$30,442	$(43,340)	$(53,481)	$(66,379)

	Year Ended December 31, 2020
	Port Terminal Business		Cabotage Business	Barge Business	Total
Revenue	$102,683		$45,254	$67,086	$215,023
Cost of sales	(42,009)		(32,214)	(69,499)	(143,722)
Gross profit	$60,674		$13,040	$(2,413)	$71,301
Administrative expenses	(3,144)		(2,069)	(8,309)	(13,522)
Other operating income	4,329		(3)	795	5,121
Other operating expenses	(3)		(1,969)	(3,030)	(5,002)
Allowances for expected credit losses on financial	(103)		(164)	(274)	(541)
Operating profit/(loss)	$61,753	$	$ 8,835	$(13,231)	$57,357
Finance income	3,298		1,807	3,542	8,647
Finance costs	(19,976)		(8,049)	(20,903)	(48,928)
Foreign exchange differences, net	(343)		344	573	574
Loss on debt extinguishment	(1,586)		(869)	(1,702)	(4,157)
Profit/(loss) before tax	$43,146	$	$ 2,068	$(31,721)	$13,493
Income tax (expense)/income	-		(2,050)	226	(1,824)
Profit/(loss) for the year	$43,146	$	$ 18	$(31,495)	$11,669

	Year Ended December 31, 2019
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$102,103	$46,551	$78,555	$227,209
Cost of sales	(34,458)	(35,150)	(67,516)	(137,124)
Gross profit	$67,645	$11,401	$11,039	$90,085
Administrative expenses	(5,734)	(2,463)	(9,555)	(17,752)
Other operating income	1,081	–	1,481	2,562
Other operating expenses	–	(2,527)	(4,156)	(6,683)
Allowances for expected credit losses on financial	(198)	–	(143)	(341)
Operating profit/(loss)	$62,794	$6,411	$(1,334)	$67,871
Finance income	1,934	441	2,204	4,579
Finance costs	(17,835)	(5,158)	(18,192)	(41,185)
Foreign exchange differences, net	(387)	(911)	(298)	(1,596)
Other income	458	104	522	1,084
Profit/(loss) before tax	$46,964	$887	$(17,098)	$30,753
Income tax (expense)/income	–	(1,263)	664	(599)
Profit/(loss) for the year	$46,964	$(376)	$(16,434)	$30,154